Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2013, 2012 and 2011 is comprised of the following:

(Dollar amounts in thousands)	2013	2012	2011

Current expense:
Federal	$3,065	$3,578	$5,170
State	140	48	31

	3,205	3,626	5,201

Deferred benefit:
Federal	114	(412)	(1,758)
State	22	22	(63)

	$3,341	$3,236	$3,380

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

In addition to income taxes applicable to income before taxes in the consolidated statements of operations, the following income tax amounts were recorded to stockholders’ equity during the years ended December 31, 2013, 2012 and 2011:

(Dollar amounts in thousands)	2013	2012	2011

Net loss (gain) on securities available for sale	$12,331	$(4,072)	$(4,350)
Net (gain) loss on fair value adjustment on derivatives	(655)	74	965
Net unrecognized pension (benefit) cost	(81)	14	15
Compensation expense for tax purposes in excess of amounts recognized for financial statement purposes	47	48	55

	$11,642	$(3,936)	$(3,315)

Tax Effects of Assets and Liabilities Included in Net Deferred Tax Asset

The tax effects of temporary differences between the financial reporting basis and income tax basis of assets and liabilities that are included in the net deferred tax asset as of December 31, relate to the following:

(Dollar amounts in thousands)	2013	2012
Deferred tax assets:
Allowances for losses on loans and real estate owned	$2,432	$2,369
Minimum tax credit carry forward	3,851	3,834
Writedown of debt	1,255	1,305
Real estate acquired through foreclosure, net	176	213
State net operating loss carryover	556	568
Defined benefit plans	244	325
Mortgage servicing rights	1	3
Investment in joint ventures	906	1,210
Interest rate swaps	2,515	3,733
Other	2,612	2,407

Total gross deferred tax assets	14,548	15,967
Less state valuation allowance	244	234

Deferred tax assets after valuation allowance	14,304	15,733

Deferred tax liabilities:
Investment in securities available for sale	5,257	17,588
Accretion of discounts	3	3
Core deposit intangible	41	101
Purchase price adjustments	41	63
Other	225	218

Gross deferred tax liabilities	5,567	17,973

Net deferred tax (liability)	$8,737	$(2,240)

Reconciliation of Federal Income Tax Rate

A reconciliation between the provision for income taxes and the amount computed by multiplying operating results before income taxes by the statutory federal income tax rate of 35% for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Tax at statutory rate	35.0%	35.0%	35.0%
(Decrease) increase resulting from:
Tax free income, net of interest disallowance	(14.0%)	(14.2%)	(12.6%)
State income taxes, net of Federal income tax benefit	0.5%	0.2%	0.1%
Earnings of BOLI	(1.1%)	(1.2%)	(1.3%)
Other, net	(2.5%)	(1.9%)	(2.7%)

Effective rate	17.9%	17.8%	18.5%